Schedule of Investments(a)
November 30, 2024
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–65.10%
Aerospace & Defense–1.56%
RTX Corp.	1,147,900	$139,848,657
Textron, Inc.	754,322	64,592,593
		204,441,250
Air Freight & Logistics–0.94%
FedEx Corp.	409,192	123,850,143
Application Software–0.81%
Salesforce, Inc.	323,290	106,682,467
Asset Management & Custody Banks–1.00%
KKR & Co., Inc., Class A	809,057	131,771,114
Automobile Manufacturers–0.94%
General Motors Co.	2,225,482	123,714,544
Broadline Retail–1.49%
Amazon.com, Inc.(b)	941,605	195,750,263
Building Products–1.48%
Johnson Controls International PLC	2,313,341	193,996,776
Cargo Ground Transportation–0.61%
J.B. Hunt Transport Services, Inc.	420,389	79,499,764
Communications Equipment–0.75%
Cisco Systems, Inc.	1,655,019	97,993,675
Consumer Finance–0.43%
American Express Co.	184,145	56,105,299
Distributors–0.51%
Genuine Parts Co.	526,743	66,754,140
Diversified Banks–6.48%
Bank of America Corp.	6,496,891	308,667,292
PNC Financial Services Group, Inc. (The)	751,624	161,388,705
Wells Fargo & Co.	4,986,742	379,840,138
		849,896,135
Electric Utilities–2.07%
American Electric Power Co., Inc.	866,134	86,492,141
FirstEnergy Corp.	1,653,422	70,353,106
PPL Corp.	3,279,880	114,566,209
		271,411,456
Electrical Components & Equipment–1.03%
Emerson Electric Co.	1,015,099	134,602,127
Electronic Components–0.75%
Coherent Corp.(b)(c)	988,299	98,988,028
Electronic Equipment & Instruments–0.84%
Zebra Technologies Corp., Class A(b)	271,498	110,499,686
Fertilizers & Agricultural Chemicals–0.57%
Corteva, Inc.	1,204,904	74,993,225
Shares		Value
Food Distributors–1.81%
Sysco Corp.	1,696,917	$130,849,270
US Foods Holding Corp.(b)	1,532,614	106,930,479
		237,779,749
Health Care Equipment–1.47%
GE HealthCare Technologies, Inc.	651,833	54,245,542
Medtronic PLC	1,606,744	139,047,626
		193,293,168
Health Care Services–0.69%
CVS Health Corp.	1,507,763	90,239,615
Industrial Machinery & Supplies & Components–2.00%
Parker-Hannifin Corp.	285,548	200,711,689
Stanley Black & Decker, Inc.	684,462	61,225,126
		261,936,815
Insurance Brokers–1.21%
Willis Towers Watson PLC	495,080	159,415,760
Integrated Oil & Gas–3.97%
Chevron Corp.	946,138	153,208,126
Exxon Mobil Corp.	1,637,262	193,131,426
Shell PLC (United Kingdom)	3,083,257	99,086,845
Suncor Energy, Inc. (Canada)	1,916,834	76,273,577
		521,699,974
Interactive Media & Services–1.92%
Alphabet, Inc., Class A	863,451	145,880,047
Meta Platforms, Inc., Class A	184,735	106,097,005
		251,977,052
Investment Banking & Brokerage–2.05%
Charles Schwab Corp. (The)	1,560,513	129,148,056
Goldman Sachs Group, Inc. (The)	229,452	139,637,603
		268,785,659
IT Consulting & Other Services–0.69%
Cognizant Technology Solutions Corp., Class A	1,127,604	90,760,846
Managed Health Care–2.80%
Centene Corp.(b)	1,102,311	66,138,660
Elevance Health, Inc.	153,009	62,268,543
Humana, Inc.	373,559	110,715,416
UnitedHealth Group, Inc.	209,693	127,954,669
		367,077,288
Movies & Entertainment–1.22%
Walt Disney Co. (The)	1,358,426	159,574,302
Multi-line Insurance–0.70%
American International Group, Inc.	1,195,277	91,892,896
Oil & Gas Exploration & Production–1.62%
ConocoPhillips	1,415,212	153,324,068
EQT Corp.	1,313,344	59,678,351
		213,002,419
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Shares		Value
Pharmaceuticals–3.37%
Bristol-Myers Squibb Co.	1,870,662	$110,780,604
Johnson & Johnson	1,044,174	161,857,412
Pfizer, Inc.	2,128,050	55,776,190
Sanofi S.A.	1,169,305	113,571,293
		441,985,499
Property & Casualty Insurance–0.68%
Allstate Corp. (The)	431,148	89,415,784
Rail Transportation–1.91%
CSX Corp.	3,371,710	123,236,001
Norfolk Southern Corp.	462,185	127,493,732
		250,729,733
Real Estate Services–1.30%
CBRE Group, Inc., Class A(b)	1,222,078	171,078,699
Regional Banks–1.13%
Citizens Financial Group, Inc.	3,089,550	148,730,937
Restaurants–0.64%
Starbucks Corp.	817,022	83,712,074
Semiconductor Materials & Equipment–0.46%
Lam Research Corp.	817,472	60,394,831
Semiconductors–2.92%
Marvell Technology, Inc.	1,309,703	121,396,371
Microchip Technology, Inc.	1,390,794	94,810,427
Micron Technology, Inc.	881,323	86,325,588
NXP Semiconductors N.V. (China)	352,768	80,914,396
		383,446,782
Specialty Chemicals–1.09%
DuPont de Nemours, Inc.	982,613	82,136,621
PPG Industries, Inc.	490,368	60,987,068
		143,123,689
Systems Software–2.24%
Microsoft Corp.	273,701	115,901,425
Oracle Corp.	966,921	178,725,678
		294,627,103
Tobacco–1.11%
Philip Morris International, Inc.	1,090,437	145,093,547
Trading Companies & Distributors–0.92%
Ferguson Enterprises, Inc.	561,788	121,306,883
Transaction & Payment Processing Services–1.92%
Fidelity National Information Services, Inc.	1,000,632	85,353,910
Fiserv, Inc.(b)	752,876	166,355,481
		251,709,391
Wireless Telecommunication Services–1.00%
T-Mobile US, Inc.	530,254	130,940,923
Total Common Stocks & Other Equity Interests (Cost $5,501,074,379)		8,544,681,510
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–19.42%
Advertising–0.04%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$5,660,000	$5,583,765
Aerospace & Defense–0.41%
BAE Systems PLC (United Kingdom), 5.50%, 03/26/2054(c)(d)	3,130,000	3,225,816
Boeing Co. (The), 5.81%, 05/01/2050	16,525,000	15,814,510
Lockheed Martin Corp.,
3.55%, 01/15/2026	14,804,000	14,655,873
4.15%, 06/15/2053	5,231,000	4,398,608
5.20%, 02/15/2064	5,558,000	5,477,515
RTX Corp.,
4.45%, 11/16/2038	3,239,000	2,990,690
6.40%, 03/15/2054	6,223,000	7,108,603
		53,671,615
Agricultural Products & Services–0.03%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	4,359,695
Air Freight & Logistics–0.05%
FedEx Corp., 4.90%, 01/15/2034(c)	4,310,000	4,325,050
United Parcel Service, Inc., 3.40%, 11/15/2046	2,608,000	1,993,161
		6,318,211
Alternative Carriers–0.23%
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	16,590,000	15,536,535
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	16,603,000	14,471,175
		30,007,710
Application Software–0.67%
Dropbox, Inc., Conv., 0.00%, 03/01/2026(e)	51,429,000	50,383,441
Envestnet, Inc., Conv., 2.63%, 12/01/2027	23,029,000	24,647,938
Salesforce, Inc., 2.70%, 07/15/2041	10,414,000	7,648,604
Workday, Inc., 3.50%, 04/01/2027(c)	5,033,000	4,918,694
		87,598,677
Asset Management & Custody Banks–0.28%
BlackRock, Inc., 4.75%, 05/25/2033(c)	14,671,000	14,694,376
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(d)	3,975,000	3,813,140
Brookfield Corp. (Canada), 4.00%, 01/15/2025	4,515,000	4,508,491
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(c)(d)	3,217,000	3,065,165
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(d)	11,051,000	10,903,537
		36,984,709
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Automobile Manufacturers–0.07%
General Motors Co., 6.60%, 04/01/2036	$4,317,000	$4,669,780
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(c)	5,448,000	4,857,214
		9,526,994
Biotechnology–1.43%
AbbVie, Inc.,
4.50%, 05/14/2035	7,233,000	6,964,377
4.05%, 11/21/2039	13,812,000	12,301,211
4.85%, 06/15/2044	5,815,000	5,505,167
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	35,337,000	39,156,069
Amgen, Inc., 5.25%, 03/02/2025	7,947,000	7,953,205
Gilead Sciences, Inc., 3.65%, 03/01/2026	22,756,000	22,486,129
Halozyme Therapeutics, Inc., Conv., 0.25%, 03/01/2027	35,079,000	33,475,890
Jazz Investments I Ltd.,
Conv., 2.00%, 06/15/2026	35,890,000	36,363,754
3.13%, 09/15/2030(d)	21,525,000	23,258,294
		187,464,096
Brewers–0.23%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	10,870,000	10,650,156
4.90%, 02/01/2046	6,301,000	6,032,812
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(c)(d)	9,734,000	9,454,407
Molson Coors Beverage Co., 4.20%, 07/15/2046	4,057,000	3,419,774
		29,557,149
Broadcasting–0.03%
Discovery Communications LLC, 4.90%, 03/11/2026(c)	3,773,000	3,761,379
Broadline Retail–0.08%
Amazon.com, Inc., 2.88%, 05/12/2041	13,606,000	10,424,739
Cable & Satellite–1.05%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(e)	51,123,000	47,289,582
1.13%, 03/15/2028	26,544,000	21,604,162
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	1,305,000	1,304,491
Comcast Corp.,
3.15%, 03/01/2026	11,319,000	11,144,152
4.15%, 10/15/2028	9,915,000	9,776,202
3.90%, 03/01/2038	8,010,000	6,975,169
2.89%, 11/01/2051	3,128,000	2,023,303
2.94%, 11/01/2056	4,539,000	2,850,969
Cox Communications, Inc., 2.95%, 10/01/2050(d)	2,044,000	1,257,359
Principal Amount		Value
Cable & Satellite–(continued)
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(f)	$33,219,000	$33,933,071
		138,158,460
Commercial & Residential Mortgage Finance–0.06%
Aviation Capital Group LLC, 4.88%, 10/01/2025(d)	7,745,000	7,735,610
Commodity Chemicals–0.04%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	4,638,000	4,907,964
Communications Equipment–0.03%
Cisco Systems, Inc., 5.30%, 02/26/2054(c)	3,481,000	3,570,903
Computer & Electronics Retail–0.06%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	7,851,000	7,973,415
8.35%, 07/15/2046	30,000	39,824
		8,013,239
Consumer Finance–0.08%
General Motors Financial Co., Inc., 5.25%, 03/01/2026	5,467,000	5,491,029
Synchrony Financial, 3.95%, 12/01/2027	5,795,000	5,597,716
		11,088,745
Data Processing & Outsourced Services–0.27%
CSG Systems International, Inc., Conv., 3.88%, 09/15/2028	34,480,000	35,717,552
Diversified Banks–0.76%
Bank of America Corp.,
3.25%, 10/21/2027(c)	5,705,000	5,512,109
2.57%, 10/20/2032(g)	8,683,000	7,483,696
Citigroup, Inc.,
3.67%, 07/24/2028(g)	5,405,000	5,249,997
6.68%, 09/13/2043	8,000,000	9,189,081
5.30%, 05/06/2044(c)	2,765,000	2,735,426
4.75%, 05/18/2046	4,145,000	3,767,705
JPMorgan Chase & Co.,
3.20%, 06/15/2026	4,365,000	4,281,928
3.51%, 01/23/2029(g)	11,170,000	10,777,411
4.26%, 02/22/2048(c)(g)	5,355,000	4,666,282
3.90%, 01/23/2049(g)	11,170,000	9,152,455
PNC Financial Services Group, Inc. (The),
3.45%, 04/23/2029(c)	7,450,000	7,104,965
6.88%, 10/20/2034(g)	6,126,000	6,846,528
U.S. Bancorp, Series W, 3.10%, 04/27/2026	3,245,000	3,180,777
Wells Fargo & Co.,
3.55%, 09/29/2025(c)	6,840,000	6,784,246
4.10%, 06/03/2026	4,515,000	4,471,994
4.65%, 11/04/2044	9,115,000	8,079,113
		99,283,713
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Diversified Financial Services–0.02%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	$4,009,000	$3,276,832
Diversified Metals & Mining–0.02%
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	2,175,000	2,356,274
Diversified REITs–0.07%
CubeSmart L.P., 2.50%, 02/15/2032(c)	10,561,000	9,001,415
Drug Retail–0.05%
CVS Pass-Through Trust, 6.04%, 12/10/2028	3,447,007	3,473,948
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	4,519,000	3,568,425
		7,042,373
Electric Utilities–1.33%
Constellation Energy Generation LLC, 6.50%, 10/01/2053	2,992,000	3,344,565
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	9,110,000	8,215,810
FirstEnergy Corp., Conv., 4.00%, 05/01/2026	54,373,000	56,058,950
Georgia Power Co., Series B, 3.70%, 01/30/2050	3,665,000	2,842,565
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032(c)	9,898,000	8,693,046
NextEra Energy Capital Holdings, Inc.,
5.75%, 09/01/2025	22,708,000	22,856,773
3.55%, 05/01/2027	5,572,000	5,447,183
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028	54,663,000	59,627,180
PPL Electric Utilities Corp., 6.25%, 05/15/2039	355,000	396,069
Xcel Energy, Inc., 3.50%, 12/01/2049	10,280,000	7,453,074
		174,935,215
Electrical Components & Equipment–0.02%
Rockwell Automation, Inc., 1.75%, 08/15/2031	2,729,000	2,277,911
Financial Exchanges & Data–0.02%
Nasdaq, Inc., 5.95%, 08/15/2053	2,575,000	2,722,477
Food Distributors–0.07%
Sysco Corp., 3.75%, 10/01/2025	9,593,000	9,516,636
Health Care Equipment–0.52%
Becton, Dickinson and Co., 4.88%, 05/15/2044	3,739,000	3,358,072
Boston Scientific Corp., 1.90%, 06/01/2025	21,840,000	21,525,452
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	42,831,000	41,224,975
Principal Amount		Value
Health Care Equipment–(continued)
Medtronic, Inc., 4.38%, 03/15/2035(c)	$2,601,000	$2,508,037
		68,616,536
Health Care Services–0.08%
Cigna Group (The), 4.80%, 08/15/2038	3,240,000	3,068,863
NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026	7,660,000	7,700,894
		10,769,757
Health Care Supplies–0.37%
Haemonetics Corp., Conv., 2.50%, 06/01/2029(d)	27,693,000	28,661,399
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(d)	15,227,000	20,360,083
		49,021,482
Home Improvement Retail–0.19%
Home Depot, Inc. (The), 5.13%, 04/30/2025	20,528,000	20,566,503
Lowe’s Cos., Inc., 4.25%, 04/01/2052	4,741,000	3,894,512
		24,461,015
Homebuilding–0.02%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043	2,117,000	2,206,543
Hotels, Resorts & Cruise Lines–0.47%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(e)	65,983,000	61,654,616
Industrial Conglomerates–0.12%
Honeywell International, Inc., 4.50%, 01/15/2034	16,007,000	15,652,313
Industrial Machinery & Supplies & Components–0.25%
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026	33,206,000	32,907,146
Integrated Oil & Gas–0.34%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	10,062,000	6,628,769
Chevron Corp., 2.95%, 05/16/2026	9,807,000	9,606,310
Exxon Mobil Corp.,
2.71%, 03/06/2025(c)	5,658,000	5,628,102
3.04%, 03/01/2026	11,316,000	11,119,294
Shell International Finance B.V., 3.25%, 05/11/2025	11,316,000	11,241,235
		44,223,710
Integrated Telecommunication Services–0.29%
AT&T, Inc.,
4.30%, 02/15/2030(c)	3,526,000	3,457,068
3.55%, 09/15/2055	4,562,000	3,245,458
3.80%, 12/01/2057	3,619,000	2,665,834
Orange S.A. (France), 9.00%, 03/01/2031	4,443,000	5,386,308
Telefonica Emisiones S.A. (Spain), 5.21%, 03/08/2047(c)	6,725,000	6,239,271
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Integrated Telecommunication Services–(continued)
Verizon Communications, Inc.,
4.78%, 02/15/2035(d)	$13,111,000	$12,788,948
3.40%, 03/22/2041	5,788,000	4,567,963
		38,350,850
Interactive Home Entertainment–0.03%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	3,559,000	3,483,705
Interactive Media & Services–0.35%
Meta Platforms, Inc., 5.60%, 05/15/2053	14,968,000	15,756,971
Snap, Inc., Conv., 0.50%, 05/01/2030(d)	34,614,000	30,710,809
		46,467,780
Internet Services & Infrastructure–0.25%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	31,379,000	32,422,509
Investment Banking & Brokerage–2.17%
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025	5,807,000	5,779,132
5.02%, 10/23/2035(g)	5,424,000	5,362,540
2.91%, 07/21/2042(g)	3,205,000	2,346,018
GS Finance Corp.,
Series 0003, Conv., 0.50%, 04/11/2028(d)	62,573,000	90,228,801
0.00%, 07/19/2029(d)(e)	62,330,000	98,371,283
1.00%, 07/30/2029(d)	62,338,000	75,916,939
Morgan Stanley, 4.00%, 07/23/2025	6,870,000	6,840,012
		284,844,725
Life & Health Insurance–0.57%
American National Group, Inc., 5.00%, 06/15/2027	8,671,000	8,650,767
Brighthouse Financial, Inc., 3.85%, 12/22/2051	18,342,000	12,585,102
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	20,728,000	19,966,012
GA Global Funding Trust, 5.50%, 01/08/2029(c)(d)	12,448,000	12,704,246
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	4,250,000	4,110,617
Pacific Life Global Funding II, 5.50%, 08/28/2026(c)(d)	13,319,000	13,522,126
Prudential Financial, Inc., 3.91%, 12/07/2047	4,898,000	3,932,211
		75,471,081
Managed Health Care–0.04%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	4,822,039
Movies & Entertainment–0.45%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	20,617,000	24,293,289
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026(c)	3,773,000	3,706,636
Principal Amount		Value
Movies & Entertainment–(continued)
Warnermedia Holdings, Inc.,
3.79%, 03/15/2025	$16,392,000	$16,327,168
5.05%, 03/15/2042(c)	7,965,000	6,734,478
5.14%, 03/15/2052(c)	9,886,000	7,953,534
		59,015,105
Multi-line Insurance–0.05%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	9,030,000	6,391,740
Multi-Utilities–0.08%
NiSource, Inc., 4.38%, 05/15/2047	6,015,000	5,188,199
Sempra, 3.80%, 02/01/2038	5,871,000	5,039,234
		10,227,433
Oil & Gas Exploration & Production–0.31%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	6,519,000	5,481,221
ConocoPhillips Co., 4.15%, 11/15/2034	2,403,000	2,253,476
Diamondback Energy, Inc., 5.75%, 04/18/2054	5,160,000	5,146,889
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	21,570,000	27,958,197
		40,839,783
Oil & Gas Refining & Marketing–0.03%
Valero Energy Corp., 4.00%, 06/01/2052(c)	5,068,000	3,870,193
Oil & Gas Storage & Transportation–0.51%
Energy Transfer L.P.,
6.40%, 12/01/2030	4,861,000	5,194,408
4.90%, 03/15/2035	3,640,000	3,513,388
5.30%, 04/01/2044	8,165,000	7,678,807
5.00%, 05/15/2050	7,684,000	6,860,938
Enterprise Products Operating LLC,
6.45%, 09/01/2040	555,000	621,123
4.25%, 02/15/2048	7,354,000	6,242,996
Kinder Morgan, Inc.,
4.30%, 06/01/2025	9,053,000	9,022,281
5.30%, 12/01/2034(c)	4,203,000	4,213,371
MPLX L.P., 4.50%, 04/15/2038	8,564,000	7,744,342
Spectra Energy Partners L.P., 4.50%, 03/15/2045	5,468,000	4,694,432
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	4,293,067
Williams Cos., Inc. (The), 5.40%, 03/02/2026	7,016,000	7,068,889
		67,148,042
Other Specialized REITs–0.13%
EPR Properties, 4.75%, 12/15/2026	17,525,000	17,429,842
Packaged Foods & Meats–0.00%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	648,000	644,697
Paper & Plastic Packaging Products & Materials–0.02%
International Paper Co., 6.00%, 11/15/2041(c)	2,855,000	3,053,759
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Passenger Airlines–0.10%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	$2,181,414	$2,116,558
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(d)	2,146,000	2,097,923
5.31%, 10/20/2031(d)	2,458,000	2,409,760
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	2,722,652	2,670,513
Series 2018-1, Class AA, 3.50%, 03/01/2030	3,752,971	3,549,851
		12,844,605
Personal Care Products–0.05%
Kenvue, Inc., 5.05%, 03/22/2053(c)	7,142,000	6,989,683
Pharmaceuticals–0.49%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	9,800,000	9,464,198
Bayer US Finance LLC (Germany), 6.88%, 11/21/2053(c)(d)	4,531,000	4,822,282
Bristol-Myers Squibb Co.,
4.13%, 06/15/2039	6,435,000	5,787,831
6.25%, 11/15/2053	8,079,000	9,068,457
Haleon US Capital LLC, 4.00%, 03/24/2052(c)	2,954,000	2,410,340
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 05/19/2026	7,250,000	7,245,996
Zoetis, Inc.,
5.40%, 11/14/2025	21,016,000	21,147,335
4.70%, 02/01/2043	4,101,000	3,774,293
		63,720,732
Property & Casualty Insurance–0.14%
Allstate Corp. (The), 3.28%, 12/15/2026	3,260,000	3,181,067
Markel Group, Inc.,
5.00%, 03/30/2043	4,185,000	3,867,926
5.00%, 05/20/2049	5,140,000	4,702,458
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	6,455,000	5,990,394
		17,741,845
Rail Transportation–0.21%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041(c)	3,965,000	3,011,523
Norfolk Southern Corp.,
3.40%, 11/01/2049	4,879,000	3,595,188
5.35%, 08/01/2054(c)	5,099,000	5,101,364
Union Pacific Corp.,
3.20%, 05/20/2041	10,131,000	7,944,320
4.15%, 01/15/2045	4,410,000	3,675,039
3.84%, 03/20/2060	5,560,000	4,245,067
		27,572,501
Regional Banks–0.03%
Citizens Financial Group, Inc., 6.65%, 04/25/2035(g)	3,122,000	3,383,057
Principal Amount		Value
Reinsurance–0.06%
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(d)	$2,423,000	$2,560,646
PartnerRe Finance B LLC, 3.70%, 07/02/2029(c)	5,795,000	5,522,925
		8,083,571
Renewable Electricity–0.04%
Oglethorpe Power Corp., 4.55%, 06/01/2044	5,806,000	4,981,354
Restaurants–0.05%
Starbucks Corp., 3.55%, 08/15/2029(c)	7,440,000	7,123,545
Retail REITs–0.24%
Brixmor Operating Partnership L.P., 5.50%, 02/15/2034	10,029,000	10,174,421
Kimco Realty OP LLC, 3.20%, 04/01/2032	12,105,000	10,863,579
Regency Centers L.P.,
2.95%, 09/15/2029	7,960,000	7,382,583
4.65%, 03/15/2049	2,970,000	2,638,488
		31,059,071
Self-Storage REITs–0.06%
Extra Space Storage L.P.,
3.50%, 07/01/2026	4,667,000	4,583,039
5.70%, 04/01/2028	3,806,000	3,924,579
		8,507,618
Semiconductor Materials & Equipment–0.36%
MKS Instruments, Inc., Conv., 1.25%, 06/01/2030(d)	45,670,000	46,760,103
Semiconductors–0.72%
Broadcom, Inc., 3.47%, 04/15/2034(c)(d)	6,975,000	6,154,557
Marvell Technology, Inc., 2.45%, 04/15/2028	12,029,000	11,138,148
Microchip Technology, Inc., Conv., 0.75%, 06/01/2027(d)(f)	72,645,000	69,069,687
Micron Technology, Inc.,
4.66%, 02/15/2030(c)	7,270,000	7,183,941
3.37%, 11/01/2041	1,778,000	1,354,354
		94,900,687
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047(c)	1,665,000	1,466,975
Systems Software–0.10%
Microsoft Corp., 3.50%, 02/12/2035(c)	4,259,000	3,958,217
Oracle Corp., 3.60%, 04/01/2040	10,910,000	8,869,764
		12,827,981
Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026	7,645,000	7,610,681
Technology Hardware, Storage & Peripherals–0.03%
Apple, Inc., 3.35%, 02/09/2027	3,495,000	3,427,769
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Telecom Tower REITs–0.16%
American Tower Corp., 1.60%, 04/15/2026	$8,541,000	$8,191,246
Crown Castle, Inc.,
2.50%, 07/15/2031(c)	14,073,000	12,074,562
4.75%, 05/15/2047(c)	470,000	420,436
		20,686,244
Tobacco–0.16%
Altria Group, Inc., 5.80%, 02/14/2039(c)	12,541,000	12,896,388
Philip Morris International, Inc., 4.88%, 11/15/2043	8,162,000	7,668,027
		20,564,415
Trading Companies & Distributors–0.12%
Air Lease Corp., 2.30%, 02/01/2025	16,070,000	15,987,028
Transaction & Payment Processing Services–0.80%
Block, Inc., Conv., 0.13%, 03/01/2025	45,518,000	45,606,726
Global Payments, Inc., Conv., 1.50%, 03/01/2031(d)	59,016,000	59,874,186
		105,480,912
Wireless Telecommunication Services–0.29%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042(c)	6,610,000	5,821,150
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	6,080,000	5,293,917
4.30%, 02/15/2048	8,020,000	6,632,814
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(d)	2,537,125	2,534,140
T-Mobile USA, Inc.,
2.70%, 03/15/2032	10,676,000	9,227,330
3.40%, 10/15/2052	7,422,000	5,270,980
6.00%, 06/15/2054	3,234,000	3,460,474
		38,240,805
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,549,357,563)		2,548,821,641
U.S. Treasury Securities–9.20%
U.S. Treasury Bills–0.01%
4.78% - 4.83%, 01/30/2025(h)	1,431,000	1,420,573
U.S. Treasury Bonds–0.76%
4.50%, 02/15/2036	5,525,000	5,719,454
4.63%, 11/15/2044	59,827,900	61,066,524
4.25%, 08/15/2054	34,046,200	33,306,759
		100,092,737
	Principal Amount	Value
U.S. Treasury Notes–8.43%
4.13%, 10/31/2026	$312,913,000	$312,497,414
4.13%, 11/15/2027	227,929,000	228,009,131
4.13%, 10/31/2029	316,909,900	317,442,210
4.13%, 10/31/2031	205,262,000	205,197,856
4.25%, 11/15/2034	42,451,300	42,646,974
		1,105,793,585
Total U.S. Treasury Securities (Cost $1,203,312,815)		1,207,306,895
	Shares
Preferred Stocks–0.53%
Asset Management & Custody Banks–0.21%
AMG Capital Trust II, 5.15%, Conv. Pfd.	483,000	27,357,120
Oil & Gas Storage & Transportation–0.32%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	875,900	42,761,438
Total Preferred Stocks (Cost $60,254,606)		70,118,558
	Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.12%
Federal Home Loan Mortgage Corp. (FHLMC)–0.06%
6.50%, 05/01/2029	$1	1
6.75%, 03/15/2031	7,000,000	7,993,032
5.50%, 02/01/2037	3	3
		7,993,036
Federal National Mortgage Association (FNMA)–0.06%
6.63%, 11/15/2030	6,315,000	7,124,222
7.00%, 07/01/2032	3,453	3,575
		7,127,797
Government National Mortgage Association (GNMA)–0.00%
8.00%, 06/15/2026 to 01/20/2031	2,415	2,447
7.50%, 12/20/2030	298	307
		2,754
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,459,403)		15,123,587

Municipal Obligations–0.04%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,661,000)	4,661,000	5,264,986
	Shares
Money Market Funds–5.37%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(i)(j)	248,562,385	248,562,385
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.53%(i)(j)	456,568,410	$456,568,410
Total Money Market Funds (Cost $705,130,793)		705,130,795
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $10,041,250,559)		13,096,447,972
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.89%
Invesco Private Government Fund, 4.63%(i)(j)(k)	32,728,301	32,728,301
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.71%(i)(j)(k)	84,067,071	$84,092,291
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $116,820,592)		116,820,592
TOTAL INVESTMENTS IN SECURITIES–100.67% (Cost $10,158,071,151)		13,213,268,564
OTHER ASSETS LESS LIABILITIES—(0.67)%		(88,217,910)
NET ASSETS–100.00%		$13,125,050,654
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $764,739,589, which represented 5.83% of the Fund’s Net Assets.

(e)	Zero coupon bond issued at a discount.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$196,520,873	$194,440,178	$(142,398,666)	$-	$-	$248,562,385	$2,815,076
Invesco Treasury Portfolio, Institutional Class	359,919,889	361,103,184	(264,454,665)	2	-	456,568,410	5,112,622
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	66,893,923	208,231,879	(242,397,501)	-	-	32,728,301	521,940*
Invesco Private Prime Fund	174,589,130	392,933,226	(483,421,005)	(6,221)	(2,839)	84,092,291	1,450,128*
Total	$797,923,815	$1,156,708,467	$(1,132,671,837)	$(6,219)	$(2,839)	$821,951,387	$9,899,766

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	76	March-2025	$(8,177,719)	$(58,935)	$(58,935)
U.S. Treasury 10 Year Notes	189	March-2025	(21,014,437)	(261,761)	(261,761)
Total Futures Contracts				$(320,696)	$(320,696)

(a)	Futures contracts collateralized by $256,281 cash held with Goldman Sachs International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/06/2024	Bank of New York Mellon (The)	EUR	87,768,033	USD	95,497,764	$2,602,133
12/06/2024	Bank of New York Mellon (The)	GBP	58,724,484	USD	76,208,818	1,358,931
12/06/2024	Bank of New York Mellon (The)	USD	84,852,455	EUR	80,436,491	283,310
12/06/2024	Bank of New York Mellon (The)	USD	74,985,171	GBP	59,071,350	306,829
12/06/2024	Goldman Sachs International	USD	1,332,085	CAD	1,868,913	2,861
12/06/2024	State Street Bank & Trust Co.	CAD	81,470,238	USD	58,645,942	452,546
12/06/2024	State Street Bank & Trust Co.	EUR	1,394,397	USD	1,518,246	42,386
12/06/2024	State Street Bank & Trust Co.	GBP	2,231,508	USD	2,884,774	40,507
12/06/2024	State Street Bank & Trust Co.	USD	58,131,182	CAD	81,484,614	72,482
12/06/2024	State Street Bank & Trust Co.	USD	3,002,872	EUR	2,841,411	4,541
12/06/2024	State Street Bank & Trust Co.	USD	3,022,942	GBP	2,381,816	12,907
Subtotal—Appreciation						5,179,433
Currency Risk
01/06/2025	Bank of New York Mellon (The)	EUR	80,436,491	USD	84,970,053	(283,898)
01/06/2025	Bank of New York Mellon (The)	GBP	59,071,350	USD	74,983,281	(306,677)
12/06/2024	Goldman Sachs International	EUR	1,631,181	USD	1,712,624	(13,854)
12/06/2024	Goldman Sachs International	GBP	832,479	USD	1,042,539	(18,534)
12/06/2024	Goldman Sachs International	USD	1,308,629	EUR	1,201,461	(36,976)
12/06/2024	State Street Bank & Trust Co.	CAD	5,290,462	USD	3,762,647	(16,279)
12/06/2024	State Street Bank & Trust Co.	GBP	994,350	USD	1,260,360	(7,032)
12/06/2024	State Street Bank & Trust Co.	USD	2,438,983	CAD	3,407,173	(5,273)
12/06/2024	State Street Bank & Trust Co.	USD	6,757,081	EUR	6,314,248	(73,941)
12/06/2024	State Street Bank & Trust Co.	USD	1,725,077	GBP	1,329,655	(30,307)
01/06/2025	State Street Bank & Trust Co.	CAD	79,975,107	USD	57,127,525	(69,850)
Subtotal—Depreciation						(862,621)
Total Forward Foreign Currency Contracts						$4,316,812

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$8,332,023,372	$212,658,138	$—	$8,544,681,510
U.S. Dollar Denominated Bonds & Notes	—	2,548,821,641	—	2,548,821,641
U.S. Treasury Securities	—	1,207,306,895	—	1,207,306,895
Preferred Stocks	70,118,558	—	—	70,118,558
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	15,123,587	—	15,123,587
Municipal Obligations	—	5,264,986	—	5,264,986
Money Market Funds	705,130,795	116,820,592	—	821,951,387
Total Investments in Securities	9,107,272,725	4,105,995,839	—	13,213,268,564
Other Investments - Assets*
Forward Foreign Currency Contracts	—	5,179,433	—	5,179,433
Other Investments - Liabilities*
Futures Contracts	(320,696)	—	—	(320,696)
Forward Foreign Currency Contracts	—	(862,621)	—	(862,621)
	(320,696)	(862,621)	—	(1,183,317)
Total Other Investments	(320,696)	4,316,812	—	3,996,116
Total Investments	$9,106,952,029	$4,110,312,651	$—	$13,217,264,680

*	Unrealized appreciation (depreciation).
Invesco Equity and Income Fund